Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Class of Stock [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company Report	false
Entity File Number	1-32479
Entity Registrant Name	SEAPEAK LLC
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	2000
Entity Address, Address Line Two	550 Burrard Street
Entity Address, Address Line Three	Vancouver
Entity Address, City or Town	BC
Entity Address, Postal Zip Code	V6C 2K2
Entity Address, Country	CA
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001308106
Entity Shell Company	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver BC, Canada
Auditor Firm ID	85
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Series A Preferred Units
Class of Stock [Line Items]
Title of 12(b) Security	Series A Preferred Units
Trading Symbol	SEAL/PA
Security Exchange Name	NYSE
Limited Partners - preferred units outstanding	4,932,548
Series B Preferred Units
Class of Stock [Line Items]
Title of 12(b) Security	Series B Preferred Units
Trading Symbol	SEAL/PB
Security Exchange Name	NYSE
Limited Partners - preferred units outstanding	6,596,115
Business contact
Class of Stock [Line Items]
Entity Address, Address Line One	2000
Entity Address, Address Line Two	550 Burrard Street
Entity Address, Address Line Three	Vancouver
Entity Address, City or Town	BC
Entity Address, Postal Zip Code	V6C 2K2
Entity Address, Country	CA
City Area Code	604
Local Phone Number	-4735
Contact Personnel Name	Scott Gayton